PROSPECTUS
March  1,  2004

LEADERSHIP  Series

Gartmore  Nationwide  Leaders  Fund
Gartmore  U.S.  Growth  Leaders  Fund
Gartmore  Worldwide  Leaders  Fund

WWW.GARTMOREFUNDS.COM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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TABLE  OF  CONTENTS

FUND SUMMARIES. . . . . . . . . . . . . . . . . . .   2
Gartmore Nationwide Leaders Fund
Gartmore U.S. Growth Leaders Fund
Gartmore Worldwide Leaders Fund

MORE ABOUT THE FUNDS. . . . . . . . . . . . . . . .  15
Principal Investments and Techniques
Principal Risks
Temporary Investments

MANAGEMENT. . . . . . . . . . . . . . . . . . . . .  17
Investment Adviser-Gartmore Nationwide Leaders Funds and Gartmore U.S. Growth Leaders Fund
Investment Adviser-Gartmore Worldwide Leaders Fund
Subadviser-Gartmore Worldwide Leaders Fund

BUYING, SELLING AND EXCHANGING FUND SHARES . . . .   19
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Excessive Trading

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . .   29
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Backup Withholding
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Selling and Exchanging Fund Shares
Other Tax Information

FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . .  31

ADDITIONAL INFORMATION. . . . . . . . . . .  BACK COVER

1
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FUND  SUMMARIES

This prospectus provides information about three funds (the "Funds") offered by Gartmore Mutual Funds (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 15 "You" and "your" refer to potential investors and current shareholders of one or more of the Funds.

Because these Funds invest in fewer underlying securities than most mutual funds, they each may present substantially higher risks and greater volatility than other funds. Each Fund may not be appropriate for conservative investors. The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES

Each Fund has five different share classes-Class A, Class B, Class C, Class R and Institutional Service Class. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.
The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-Choosing a Share Class" beginning on page 19.

2
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FUND  SUMMARIES  -  GARTMORE  NATIONWIDE  LEADERS  FUND

OBJECTIVES  AND  PRINCIPAL  STRATEGIES

The Fund seeks a high total return from a concentrated portfolio of U.S. securities.

TOTAL  RETURN
Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value.

U.S.  LEADERS
A U.S. Leader is defined as a U.S. company with a strong franchise capable of taking advantage of its positioning in the market-place. The rationale for investing in U.S. Leaders arises from the expectation that these companies will dominate their respective industries due to their reputation of having quality management and superior products and services. A company is considered to be a U.S. company if it is organized under the laws of the U.S., has a principal place of business in the U.S. or its stock is traded primarily in the U.S.

MARKET  CAPITALIZATION
Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the common stock of the company multiplied by the current share price.

To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities of U.S. Leaders, primarily in common stocks and convertible securities. The Fund's portfolio manager generally intends to be fully invested in these securities. The Fund's portfolio manager seeks companies which generally meet one of the following character traits: - above average revenue growth, - consistent earnings growth, - above average earnings growth, or - attractive valuation.

The Fund typically focuses its investments in a core group of 20 to 30 common stocks of larger capitalization companies. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will primarily invest in common stocks of companies whose market capitalization at the time of investment is similar to the market capitalizations of companies in the S&P 500 Index. In making decisions on whether to buy or sell a security, the portfolio manager is not limited by the turnover rate of the Fund. The portfolio manager participates in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.
The  Fund  usually  will  sell  portfolio  securities  if:

-  The  outlook  of  a  company's  earnings  growth  becomes  less  attractive,
-  More  favorable  opportunities  are  identified,  or
-  There  is  a  significant  increase  in  share  price.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 20 to 30 stocks, this risk may be increased.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 15.

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FUND  SUMMARIES  -  GARTMORE  NATIONWIDE  LEADERS  FUND

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURN-CLASS  A  SHARES*  (YEAR  ENDED  DECEMBER  31)

2002     -5.6%
2003     24.6%

Best Quarter:.   13.84%  2nd qtr of 2003
Worst Quarter:  -16.14%  3rd qtr of 2002

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* This annual return does not include sales charges and does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

                                                               SINCE
AVERAGE ANNUAL RETURNS-AS OF DECEMBER 31, 20031    1 YEAR   INCEPTION2
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Class A shares - Before Taxes . . . . . . . . . .   17.42%        5.13%
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Class A shares - After Taxes on Distributions . .   17.41%        5.04%
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Class A shares - After Taxes on Distributions
and Sales of Shares . . . . . . . . . . . . . . .   11.32%        4.31%
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Class B shares - Before Taxes . . . . . . . . . .   18.62%        6.09%
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Class C shares - Before Taxes3. . . . . . . . . .   21.23%        6.92%
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Class R shares - Before Taxes4. . . . . . . . . .   23.73%        7.53%
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Institutional Service Class shares - Before Taxes   24.57%        8.41%
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S&P 500 Index5. . . . . . . . . . . . . . . . . .   28.70%      -19.95%

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1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  December  28,  2001.
3 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
4 These returns until the creation of Class R shares (10/1/03) include the performance of the Fund's Class B shares. The returns have been adjusted for the fact that Class R shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Class R shares.
     Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because the Class R shares invest in the same portfolio of securities as Class B shares.
5 The S&P 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual return of this Index would be lower.

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FUND  SUMMARIES  -  GARTMORE  NATIONWIDE  LEADERS  FUND

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

                                                                         INSTITUTIONAL
SHAREHOLDER FEES1                                                           SERVICE
(PAID DIRECTLY FROM              CLASS A   CLASS B   CLASS C   CLASS R       CLASS
YOUR INVESTMENT)                  SHARES    SHARES    SHARES    SHARES       SHARES
--------------------------------------------------------------------------------------
Maximum Sales
Charge (Load) imposed
on purchases
(as a percentage of
offering price) . . . . . . . .     5.75%2     None      None      None           None
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Maximum Deferred
Sales Charge (Load)
imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)            None3.    5.00%4    1.00%5     None           None
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Redemption/Exchange
Fee (as percentage of
amount redeemed or
exchanged)6 . . . . . . . . . .     2.00%     2.00%     2.00%     2.00%          2.00%
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ANNUAL FUND                                                              INSTITUTIONAL
OPERATING EXPENSES                                                          SERVICE
(DEDUCTED FROM. . . . . . . . .  CLASS A   CLASS B   CLASS C   CLASS R       CLASS
FROM FUND ASSETS) . . . . . . .   SHARES    SHARES    SHARES    SHARES       SHARES
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Management Fees . . . . . . . .     0.90%     0.90%     0.90%     0.90%          0.90%
--------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . . . . .     0.25%     1.00%     1.00%     0.40%7          None
--------------------------------------------------------------------------------------
Other Expenses. . . . . . . . .     2.27%     2.27%     2.27%     2.47%          2.45%
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TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .     3.42%     4.17%     4.17%     3.77%          3.35%
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Amount of Fee
Waiver/Expense
Reimbursement . . . . . . . . .     1.97%     1.97%     1.97%     1.97%          1.97%
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TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)8. . . . . . . .     1.45%     2.20%     2.20%     1.80%          1.38%

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1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" on page 21.
3 A contingent deferred sales charge ("CDSC") of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 24, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 21.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  24.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  24.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied in certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" beginning on page 27.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.20% for each Class at least through February 28, 2005. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.70% for Class A, 1.95% for Class R and 1.55% for Institutional Service Class shares before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

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FUND  SUMMARIES  -  GARTMORE  NATIONWIDE  LEADERS  FUND

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A Shares* . . .  $   714  $  1,392  $  2,092  $   3,940
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Class B Shares. . . .  $   723  $  1,388  $  2,166  $   3,995
-------------------------------------------------------------
Class C Shares. . . .  $   323  $  1,088  $  1,966  $   4,228
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Class R Shares. . . .  $   183  $    971  $  1,778  $   3,884
-------------------------------------------------------------
Institutional Service
Class Shares. . . . .  $   140  $    846  $  1,575  $   3,507

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B shares  $   223  $  1,088  $  1,966  $   3,995
------------------------------------------------------
Class C shares  $   223  $  1,088  $  1,966  $   4,228

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*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

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FUND  SUMMARIES  -  GARTMORE  U.S.  GROWTH  LEADERS  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

U.S.  GROWTH  LEADERS
A U.S. Growth Leader is defined as a U.S. company with a strong and improving franchise that is well positioned to take advantage of growth opportunities. The rationale for investing in U.S. Growth Leaders arises from the expectation that these companies, which will demonstrate high growth potential, will dominate their respective industries due to their reputation of having quality management and superior products and services. A company is considered to be a U.S. company if it is organized under the laws of the U.S., has a principal place of business in the U.S. or its stock is traded primarily in the U.S.

MARKET  CAPITALIZATION
Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the common stock of the company multiplied by the current share price.

The  Fund  seeks  long-term  growth.

To achieve its objective, under normal conditions the Fund invests at least 80% of its net assets in equity securities of U.S. Growth Leaders. The portfolio managers generally intend to be fully invested in these securities. The Fund's portfolio managers look for companies whose earnings are expected to grow faster than other companies in the market. The Fund typically focuses its investments in a core group of 20 to 30 common stocks of larger capitalization companies.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund will primarily invest in common stocks of companies whose market capitalization at the time of investment is similar to the market capitalizations of companies in the S&P 500 Index. The Fund may also invest in indexed/structured securities.

The  Fund's  portfolio  manager  usually  will  sell  portfolio  securities  if:

-    It  is  unlikely  earnings  expectations  will  be  met.
-    The  price  of  the  security  is  or  becomes  overvalued.
- The outlook for a company's earnings growth becomes less attractive. - More favorable opportunities are identified.

The Fund will invest 25% or more of its assets in a group of companies in software and related technology industries.

In making decisions on whether to buy or sell a security, the portfolio managers are not limited by the turnover rate of the Fund. The portfolio managers participate in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences.
The Fund may also engage in securities lending in order to generate additional income for the Fund.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 20 to 30 stocks, this risk may be increased.

CONCENTRATION RISK. The Fund invests 25% or more of its total assets in a group of companies in software and related technology industries. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry of concentration. In addition to these general risk factors, the Fund may be especially susceptible to factors affecting software and other technology-related sectors, such as abrupt or erratic price movements due to the rapid pace of product change and development and significant competitive pressures.

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FUND  SUMMARIES  -  GARTMORE  U.S.  GROWTH  LEADERS  FUND

PORTFOLIO TURNOVER RISK. The portfolio managers engage in active and frequent trading of all or part of the securities of the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund, and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares in the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" on page 15.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS-CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

2001    -14.2%
2002    -23.0%
2003     53.9%

Best Quarter:.   34.03%  4th qtr of 2001
Worst Quarter:  -32.08%  1st qtr of 2001

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* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

                                                               SINCE
AVERAGE ANNUAL RETURNS-AS OF DECEMBER 31, 20031    1 YEAR   INCEPTION2
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Class A shares - Before Taxes . . . . . . . . . .   45.08%       -5.19%
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Class A shares - After Taxes on Distributions . .   45.08%       -5.69%
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Class A shares - After Taxes on Distributions
and Sales of Shares . . . . . . . . . . . . . . .   29.30%     -4.66%3
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Class B shares - Before Taxes . . . . . . . . . .   47.70%       -5.02%
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Class C shares - Before Taxes4, 5 . . . . . . . .   50.39%       -4.34%
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Class R shares - Before Taxes4. . . . . . . . . .   52.70%       -4.23%
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Institutional Service Class shares - Before Taxes   53.80%       -3.29%
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Standard & Poor's 500 Index 6 . . . . . . . . . .   28.70%       -5.96%

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1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  June  30,  2000.
3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 These returns until the creation of Class C shares (3/1/01) and Class R shares (10/1/03) include the performance of the Fund's Class B shares.
     Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and administrative services fees applicable to such classes.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

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FUND  SUMMARIES  -  GARTMORE  U.S.  GROWTH  LEADERS  FUND

6 The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending, on the class you select.

                                                                         INSTITUTIONAL
SHAREHOLDER FEES1                                                           SERVICE
(PAID DIRECTLY FROM              CLASS A   CLASS B   CLASS C   CLASS R       CLASS
YOUR INVESTMENT)                  SHARES    SHARES    SHARES    SHARES       SHARES
--------------------------------------------------------------------------------------
Maximum Sales
Charge (Load) imposed
on purchases (as a
percentage
of offering price). . . . . . .    5.75%2      None     1.00%     None            None
--------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)             None3.   5.00%4    1.00%5    None            None
--------------------------------------------------------------------------------------
Redemption/Exchange
Fee (as percentage of
amount redeemed
or exchanged)6. . . . . . . . .     2.00%     2.00%     2.00%     2.00%          2.00%
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ANNUAL FUND                                                              INSTITUTIONAL
OPERATING EXPENSES                                                          SERVICE
(DEDUCTED FROM. . . . . . . . .  CLASS A   CLASS B   CLASS C   CLASS R       CLASS
FROM FUND ASSETS) . . . . . . .   SHARES    SHARES    SHARES    SHARES       SHARES
--------------------------------------------------------------------------------------
Management Fees7. . . . . . . .     0.94%     0.94%     0.94%     0.94%          0.94%
--------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . . . . .     0.25%     1.00%     1.00%     0.40%8          None
--------------------------------------------------------------------------------------
Other Expenses. . . . . . . . .     1.24%     1.21%     1.21%     1.41%          1.40%
--------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .     2.43%     3.15%     3.15%     2.75%          2.34%
--------------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement . . . . . . . . .     0.85%     0.85%     0.85%     0.85%          0.85%
--------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVERS/
REIMBURSEMENTS)9. . . . . . . .     1.58%     2.30%     2.30%     1.90%          1.49%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" on page 21.
3 A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 24, and "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 21.
4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  24.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  24.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied under certain other circumstances plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 27.
7 The management fee given above is a base fee and may be higher or lower depending upon the Fund's performance relative to its benchmark, the S&P 500 Index. For more information concerning this Fund, see the section entitled "Management" on page 17.
8 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
9 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.30% for each Class at least through February 28, 2005. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 1.80% for Class A, 2.05% for Class R and 1.55% for Institutional Service Class shares before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time the Fund commenced operations.

9
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FUND  SUMMARIES  -  GARTMORE  U.S.  GROWTH  LEADERS  FUND

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A shares* . . .  $   726  $  1,212  $  1,724  $   3,121
-------------------------------------------------------------
Class B shares. . . .  $   733  $  1,192  $  1,776  $   3,153
-------------------------------------------------------------
Class C shares. . . .  $   333  $    892  $  1,576  $   3,399
-------------------------------------------------------------
Class R shares. . . .  $   193  $    773  $  1,379  $   3,018
-------------------------------------------------------------
Institutional Service
Class shares. . . . .  $   152  $    649  $  1,173  $   2,611

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B shares  $   233  $    892  $  1,576  $   3,153
------------------------------------------------------
Class C shares  $   233  $    892  $  1,576  $   3,399

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

10
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FUND  SUMMARIES  -  GARTMORE  WORLDWIDE  LEADERS  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

The  Fund  seeks  long  term  capital  growth.

Gartmore Global Asset Management Trust ("GGAMT"), the Fund's investment adviser, has chosen Gartmore Global Partners ("GGP") as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions the Fund invests at least 80% of its net assets in equity securities of companies throughout the world, including the U.S. Some of the companies will be multi-national companies operating throughout the world, while others will be located in, and tied economically primarily to, one country. Under normal conditions, the Fund will be invested in securities from at least three different countries.

GGP chooses equity securities of companies that it considers to be "worldwide leaders." Specifically, through its research process, GGP looks to evaluate which industries offer the most attractive growth rates and which companies have earnings potential greater than that expected by the stock markets in which the Fund's securities are traded.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will typically invest in securities issued by approximately 30 companies.

A "WORLDWIDE LEADER" is a company located anywhere in the world that, based on GGP's assessment, is well positioned to take advantage of growth opportunities in its industry. The "worldwide leaders," in which the Fund invests include equity securities of both companies that GGP believes offer long-term, strategic growth opportunities because of their strong competitive advantage within key growth segments and companies that GGP believes offer short-term tactical opportunities based on current circumstances. GGP varies the combination of securities chosen for the Fund based on market conditions and the opportunities available.

GGP primarily invests in equity securities, which may include common stocks, equity interests in investment funds or trusts, warrants and depositary receipts for any of the foregoing. The Fund may utilize derivatives, primarily futures and options, for efficient portfolio management.
The heart of GGP's investment philosophy lies in the discovery of the unexpected; the ability of a company's earnings to exceed or be sustained beyond market expectations. Share prices usually reflect what the market expects. GGP seeks out companies where it believes the market has underestimated the prospects for earnings potential. Just as importantly, GGP avoids those where future earnings are likely to disappoint. GGP generates proprietary research to form an independent perspective. This independent perspective is the basis of its valuation. GGP compares its valuation to the market to pinpoint those companies whose prospects are better or worse than the market's consensus. GGP aims to provide strong performance by investing in companies where it believes the market has underestimated the prospects for earnings potential. The heart of GGP's investment strategy focuses on identifying the potential for unexpected earnings growth by the stringent analysis of strategic factors, industry dynamics, and the assessment of individual company franchises.
In making decisions on whether to buy or sell a security, the portfolio managers are not limited by the turnover rate of the Fund. GGP may participate in frequent portfolio transactions, which will lead to higher transaction costs and may lead to additional tax consequences. The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

11
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FUND  SUMMARIES  -  GARTMORE  WORLDWIDE  LEADERS  FUND

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 30 stocks, this risk may be increased.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities of the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares of the Fund.

DERIVATIVES RISK. The Fund may invest in derivatives, primarily futures and options. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page 15.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the Fund's average annual total returns on a before-tax basis (and on an after-tax basis for Class A shares) for that certain time period compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

ANNUAL  RETURNS  -  CLASS  A  SHARES*  (YEARS  ENDED  DECEMBER  31)

2001    -22.5%
2002    -18.7%
2003     36.5%

Best Quarter:.   19.71%  2nd qtr of 2003
Worst Quarter:  -18.41%  3rd qtr of 2002

--------------------------------------------------------------------------------
* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS-                                        SINCE
AS OF DECEMBER 31, 20031                           1 YEAR   INCEPTION2
-----------------------------------------------------------------------
Class A shares - Before Taxes . . . . . . . . . .   28.72%      -10.75%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions . .   28.72%      -10.75%
-----------------------------------------------------------------------
Class A shares - After Taxes on Distributions
and Sale of Shares. . . . . . . . . . . . . . . .   18.67%     -8.94%3
-----------------------------------------------------------------------
Class B shares - Before Taxes . . . . . . . . . .   30.56%      -10.61%
-----------------------------------------------------------------------
Class C shares - Before Taxes4, 5 . . . . . . . .   33.10%       -9.95%
-----------------------------------------------------------------------
Class R shares - Before Taxes4. . . . . . . . . .   35.56%       -9.79%
-----------------------------------------------------------------------
Institutional Service Class shares - Before Taxes   36.75%       -8.89%
-----------------------------------------------------------------------
Morgan Stanley Capital International World Index6   40.01%       -4.10%

--------------------------------------------------------------------------------
1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  August  30,  2000.
3 The performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

12
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FUND  SUMMARIES  -  GARTMORE  WORLDWIDE  LEADERS  FUND

4 These returns until the creation of Class C shares (3/1/01) and Class R shares (10/1/03) include the performance of the Fund's Class B shares.
     Excluding the effect of any fee waivers or reimbursements, such prior performance is substantially similar to what Class C and Class R shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and administrative services fees) applicable to such classes.
5 Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
6 The Morgan Stanley Capital International ("MSCI") World Index-an unmanaged index of companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia and the Far East-gives a broad look at how the stock prices of these companies have performed. Unlike mutual funds, the MSCI World Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the class you select.

                                                                         INSTITUTIONAL
SHAREHOLDER FEES1                                                           SERVICE
(PAID DIRECTLY FROM              CLASS A   CLASS B   CLASS C   CLASS R       CLASS
YOUR INVESTMENT)                  SHARES    SHARES    SHARES    SHARES       SHARES
--------------------------------------------------------------------------------------
Maximum Sales
Charge (Load) imposed
on purchases (as a
percentage
of offering price). . . . . . .    5.75%2     None      None      None            None
--------------------------------------------------------------------------------------
Maximum Deferred
Sale Charge (Load)
imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)            None3.    5.00%4    1.00%5    None            None
--------------------------------------------------------------------------------------
Redemption/Exchange
Fee (as a percentage of
amount redeemed or
exchanged)6 . . . . . . . . . .     2.00%     2.00%     2.00%     2.00%          2.00%
--------------------------------------------------------------------------------------
ANNUAL FUND                                                              INSTITUTIONAL
OPERATING EXPENSES                                                         SERVICE
(DEDUCTED FROM. . . . . . . . .  CLASS A   CLASS B   CLASS C   CLASS R       CLASS
FROM FUND ASSETS) . . . . . . .   SHARES    SHARES    SHARES    SHARES       SHARES
--------------------------------------------------------------------------------------
Management Fees . . . . . . . .     1.00%     1.00%     1.00%     1.00%          1.00%
--------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees. . . . . .     0.25%     1.00%     1.00%     0.40%7          None
--------------------------------------------------------------------------------------
Other Expenses. . . . . . . . .     1.06%     1.03%     1.03%     1.23%          1.10%
--------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . .     2.31%     3.03%     3.03%     2.63%          2.10%
--------------------------------------------------------------------------------------
Amount of Fee
Waiver/Expense
Reimbursement . . . . . . . . .     0.63%     0.63%     0.63%     0.63%          0.63%
--------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING
EXPENSES (AFTER
WAIVER/
REIMBURSEMENTS)8. . . . . . . .     1.68%     2.40%     2.40%     2.00%          1.47%

--------------------------------------------------------------------------------
1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges-Class A shares" on page 21.
3 A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finders fee was paid. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page 24 and, "Buying, Selling and Exchanging Fund Shares-Buying Shares-Class A Purchases not Subject to a Sales Charge" beginning on page 21.

13
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FUND  SUMMARIES  -  GARTMORE  WORLDWIDE  LEADERS  FUND

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class  C  shares"  on  page  24.
5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge (CDSC) on Class A, Class B and
     Class  C  shares"  on  page  24.
6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains and may not be applied in certain other circumstances. See "Buying, Selling and Exchanging Fund Shares-Excessive Trading" on page 27.
7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
8 GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.40% for each Class at least through February 28, 2005. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses" (After Waivers/Reimbursements) could increase to 1.90% for Class A, 2.40% for Class B and Class C, 2.05% for Class R and 1.65% for Institutional Service Class shares before GGAMT would be required to further limit the Fund's expenses. The Trust is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Class A shares* . . .  $   736  $  1,198  $  1,685  $   3,023
-------------------------------------------------------------
Class B Shares. . . .  $   743  $  1,177  $  1,736  $   3,054
-------------------------------------------------------------
Class C Shares. . . .  $   343  $    877  $  1,536  $   3,302
-------------------------------------------------------------
Class R Shares` . . .  $   203  $    758  $  1,339  $   2,917
-------------------------------------------------------------
Institutional Service
Class Shares. . . . .  $   150  $    597  $  1,071  $   2,381

You would pay the following expenses on the same investment if you did not sell your shares**:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B Shares  $   243  $    877  $  1,536  $   3,054
------------------------------------------------------
Class C Shares  $   243  $    877  $  1,536  $   3,302

--------------------------------------------------------------------------------
*    Assumes  a  CDSC  will  not  apply.
** Expenses paid on the same investment in Class A (unless you are subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Service Class shares do not change whether or not you sell your shares.

14
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MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about each of the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES. (NATIONWIDE LEADERS, U.S. GROWTH LEADERS) Convertible securities-also known as convertibles-include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS. (WORLDWIDE LEADERS) A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

DEPOSITARY RECEIPTS. (WORLDWIDE LEADERS) A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European
Depositary Receipts ("EDRs") (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the underlying securities of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

DERIVATIVES. (WORLDWIDE LEADERS) The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

PRINCIPAL  RISKS

FOREIGN RISK. (WORLDWIDE LEADERS) Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

- COUNTRY. General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in that country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.
- FOREIGN MARKETS. A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often may be higher in foreign countries than they are in the U.S. This reduces the amount a Fund can earn on its investments.

15
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MORE  ABOUT  THE  FUNDS

- GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater diffi culty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.
- CURRENCY. A significant portion of the Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY  INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

16
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MANAGEMENT

INVESTMENT ADVISER-GARTMORE NATIONWIDE LEADERS FUND AND GARTMORE U.S. GROWTH LEADERS FUND

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of both the Gartmore Nationwide Leaders Fund's and the Gartmore U.S. Growth Leaders Fund's assets and supervises the daily business affairs of such Fund. GMF was organized in 1999, and advises mutual funds. As of Jnauary 30, 2004, GMF and its U.S. affiliates had approximately $38.2 billion in assets under management, of which $21.7 billion was managed by GMF.

The Gartmore Nationwide Leaders Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The total management fee paid by the Fund for the fiscal year ended October 31, 2003 - expressed as a percentage of the Fund's average net assets and not taking into account any applicable waivers was 0.90%.

The Gartmore U.S. Growth Leaders Fund pays GMF a base management fee which may be adjusted upward or downward depending on the Fund's performance relative to its benchmark, the S&P 500 Index. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month period, the Fund will pay the maximum management fees listed below. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month period, the Fund will pay the minimum management fees listed below. No adjustment will take place if the under- or overperformance is less than 12% and GMF will receive the applicable base fee (the applicable base fee is calculated according to the breakpoint structure listed below). The fee adjustment described above will be phased in over a 24 month period beginning after the first year of operations. The SAI contains more detailed information about any possible performance based adjustments. The management fee payable is based on the Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:

ASSETS                   MIN FEE   BASE FEE   MAX FEE
-----------------------------------------------------
up to $500 million. . .     0.68%      0.90%    1.12%
-----------------------------------------------------
500 million-$2 billion     0.62%      0.80%     0.98%
-----------------------------------------------------
2 billion or more. . .     0.59%      0.75%     0.91%

The total management fee paid by the Fund for the fiscal year ended October 31, 2003-expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers-was 0.90%.

PORTFOLIO  MANAGER-  GARTMORE  NATIONWIDE  LEADERS  FUND

Simon Melluish is the portfolio manager of the Fund. As portfolio manager, Mr. Melluish is responsible for the day-to-day management of the Fund and selection of the Fund's investments.
Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently manages the Gartmore GVIT Nationwide Leaders Fund and co-manages the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund.

PORTFOLIO  MANAGERS-GARTMORE  U.S.  GROWTH  LEADERS  FUND

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

Mr.  Burtnick  joined  GMF  in  May  2002  from  Brown  Brothers

Harriman & Company where he served as a risk manager in the private client group and portfolio manager from 2000 to 2002. From 1998 to 2002, he worked at Barra, Inc., a risk management firm, where he led a group which focused on portfolio construction and risk management issues for institutional investors and hedge funds.

INVESTMENT  ADVISER-GARTMORE  WORLDWIDE  LEADERS  FUND

Gartmore Global Asset Management Trust ("GGAMT"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Gartmore Worldwide Leaders Fund. GGAMT was organized in July 2000, and advises mutual funds and other institutional accounts. As of January 30, 2004, GGAMT and its U.S. affiliates had approximately $38.2 billion in assets under management, of which $392.6 million was managed by GGAMT.

The Fund pays GGAMT an annual management fee, which is based on the Fund's average daily net assets. The total management fee (including fees paid to subadvisers) paid by the Fund for the fiscal year ended October 31, 2003-expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers-was 1.00%.*

* Effective March 1, 2004, the contractual management fee for the Fund has been changed as follows:

FUND                             ASSETS                          FEE
--------------------------------------------------------------------
Gartmore Worldwide Leaders Fund  0 up to $500 million          1.00%
--------------------------------------------------------------------
                                 500 million up to $2 billion  0.95%
--------------------------------------------------------------------
                                 $2 billion and more           0.90%

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MANAGEMENT

SUBADVISER-GARTMORE  WORLDWIDE  LEADERS  FUND

Gartmore Global Partners (GGP), 1200 River Road, Conshohocken, Pennsylvania 19428, is the subadviser to the Gartmore Worldwide Leaders Fund. Subject to the supervision of GGAMT and the Trustees, GGP manages the Gartmore Worldwide
Leaders Fund's assets in accordance with the Fund's investment objective and strategies. GGP makes investment decisions for the Gartmore Worldwide Leaders Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

GGP offers international investment capabilities on behalf of the Gartmore Group to the U.S. institutional market place. Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company's asset management business, represents a unified global marketing and investment platform featuring 10 affiliated investment advisers including GGP. Collectively, these affiliates (located in the U.S., U.K. and Japan) have over $90.1 billion in net assets under management as of December 31, 2003, of which $1.1 billion is managed by GGP.

Out of its management fee, GGAMT paid GGP an annual subadvisory fee for the fiscal year ended October 31, 2003-expressed as a percentage of the Fund's average daily net assets-of 0.50%.

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager. The following describes the persons primarily responsible for day-to-day management of each Fund.

PORTFOLIO  MANAGEMENT  TEAM

Neil Rogan is the leader of the portfolio management team responsible for day-to-day management of the Gartmore Worldwide Leaders Fund. He also manages the Gartmore GVIT Worldwide Leaders Fund and other investment companies not offered in the U.S. Mr. Rogan joined Gartmore Investment Management plc, an affiliate of GGP, as head of Asia Pacific Equities in September 1997. In December 1999, he was appointed head of International Equities with responsibility for the Asia Pacific, Emerging Markets, Japanese, US and Global Equities management teams. In January 2001 Mr. Rogan undertook responsibility for the Global Equity Team. Prior to joining Gartmore, Mr. Rogan worked for Touche Remnant, where he specialized in Pacific & Emerging Markets (1982-1985), Flemings in London, where he was appointed head of the Pacific Region Portfolios Group in 1989 (1985-1992) and Jardine Fleming Investment Management in Hong Kong, where he served as a director and senior fund manager (1992-1997). Mr. Rogan is also an associate member of the UK Society of Investment Professionals.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

CHOOSING  A  SHARE  CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors, Class R and Institutional Service Class shares are available to a limited group of investors.

The  following  sales  charges  will  generally  apply:

Front-end  Sales  Charge  when  you  purchase:

-    Class  A  shares

Contingent  Deferred  Sales  Charge  (CDSC)1:

-    Class  B  shares  if  you  sell  your  shares  within six years of purchase
- Class C shares if you sell your shares within one year of purchase No Sales Charges on Class R or Institutional Service Class shares.

Sales charges are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B, Class C and Class R shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers (or intermediaries) for distribution and shareholder services.

Qualifying broker-dealers who sell Fund shares may receive sales commissions and other payments. These are paid by the Distributor from sales charges, distribution and service fees (12b-1 fees) under the Trust's Distribution Plan and its other resources.

Class A, Class R and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide record keeping and/or other administrative support services to the beneficial owners of the Class A and Institutional Service Class shares. With respect to Class R shares, these administative service fees are paid to intermediaries which provide record keeping and/or other administrative services to the retirement plans and their participants.

If you want lower annual fund expenses, Class A shares (and Institutional Service Class shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of front end sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you are uncertain as to how long you may hold your shares, Class C shares may be right for you. Each Fund reserves the right to reject an order of $100,000 or more for Class B shares or $1,000,000 or more for Class C shares.


CLASS A SHARES                          CLASS B SHARES                       CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Front-end sales charge . . .  No front-end sales charge,           No front-end sales charge,
means that a portion of. . .  so your full investment              so your full investment
your initial investment goes  immediately goes toward              immediately goes toward
toward the sales charge, . .  buying shares                        buying shares
and is not invested
-----------------------------------------------------------------------------------------------------
Reductions and waivers of. .  No reductions of the CDSC            Like Class B shares, no
the sales charge available .  available, but waivers available     reductions of the CDSC
                                                                   are available, but waivers
                                                                   of CDSC are available
-----------------------------------------------------------------------------------------------------
Lower expenses than Class. .  Higher distribution and service      Higher distribution and service
B and Class C shares mean. .  fees than Class A shares mean        fees than Class A shares mean
higher dividends per share .  higher fund expenses and lower       higher fund expenses and lower
                              dividends per share                  dividends per share
-----------------------------------------------------------------------------------------------------
Conversion features are. . .  After seven years, Class B shares    Unlike Class B shares, Class C
not applicable . . . . . . .  Convert into Class A shares, which   shares do not automatically convert
                              Reduces your future fund expenses    into another class
-----------------------------------------------------------------------------------------------------
No sales charge when . . . .  CDSC if shares are sold within       CDSC of 1% is applicable if
shares are sold back to. . .  six years: 5% in the first year, 4%  Shares are sold in the first year
a Fund1. . . . . . . . . . .  in the second, 3% in the third and   after purchase
                              fourth years, 2% in the fifth, and
                              1% in the sixth year
-----------------------------------------------------------------------------------------------------
No maximum investment. . . .  Investments of $100,000 or more      Investments of $1,000,000 or
Limit. . . . . . . . . . . .  may be rejected2                     more may be rejected2


--------------------------------------------------------------------------------
1 A CDSC of up to 1.00% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid if the redemption is made within 18 months of the purchase.
2    This  limit  was  calculated  based  on  a  one  year  holding  period.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

For investors who are eligible to purchase Institutional Service Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B, Class C or Class R shares.

HOW  TO  CHOOSE  A  CLASS  FOR  AN  INSTITUTIONAL  ACCOUNT

The Funds each offer Institutional Service Class and Class R shares. Descriptions of the entities and individuals that may purchase shares of each of these classes are included below.

WHO  CAN  BUY  CLASS  R  SHARES

Class  R  shares  are  available  for  purchase  by:

- 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to utilize Class R shares in certain investment products or programs.

     Class R shares are generally available to small and mid-sized retirement plans having at least $1 million in assets. Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider.

     Class R shares are not available to retail retirement accounts or institutional non-retirement accounts, traditional and Roth IRAs, Coverdale Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, one-person Keogh plans or individual 403(b) plans, or through 529 Plan accounts.

WHO  CAN  BUY  INSTITUTIONAL  SERVICE  CLASS  SHARES

The Institutional Service Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
- retirement plans for which third party administrators provide recordkeeping services and are compensated by a Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing
     Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by a Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the "Code") or qualified plans adopted pursuant to
     Section  401(a)  of  the  Code.

If an institution or retirement plan has hired an intermediary, the intermediary can help determine which class is appropriate for that retirement plan or other institutional account if the account is eligible to invest in more than one class of shares. For example, if a retirement plan qualifies to purchase Class A or Institutional Service Class of any of the Funds, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer. An intermediary may receive different compensation depending upon which class is chosen.

BUYING  SHARES

PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities and other assets owned by a Fund less its liabilities divided by the Fund's total shares outstanding. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, allocated to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

MINIMUM INVESTMENTS - CLASS A, B & C SHARES
--------------------------------------------

To open an account (per Fund) . . .  $ 2,000
--------------------------------------------
To open an IRA account
(per Fund). . . . . . . . . . . . .  $ 1,000
--------------------------------------------
Additional investments
(per Fund). . . . . . . . . . . . .  $   100
--------------------------------------------
To start an Automatic Asset
Accumulation Plan . . . . . . . . .  $ 1,000
--------------------------------------------
Additional Automatic Asset
Accumulation Plan
per transaction . . . . . . . . . .  $    50
--------------------------------------------

MINIMUM INVESTMENTS-
INSTITUTIONAL SERVICE CLASS SHARES

To open an account
(per Fund). . . . . . . . . . . . .  $50,000
--------------------------------------------
Additional investments. . . . . . .     None
--------------------------------------------

If you purchase shares through an account at another intermediary, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. The Distributor reserves the right to waive the minimum investment amount under certain circumstances. Call 1-800-848-0920 for more information.

The  Funds  do  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King,  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSACT"), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a "significant" event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and the calculation of the Fund's NAV. Typically this will involve events occurring after the close of a foreign market on which a security trades but prior to the next calculation of the Fund's NAV.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

FRONT-END  SALES  CHARGES

CLASS  A  SHARES

The charts below show the applicable Class A front-end shares sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES          SALES        CHARGE         DEALER
                        AS %           OF         COMMISSION
                                     AMOUNT         AS % OF
                      OFFERING      INVESTED       OFFERING
AMOUNT OF PURCHASE      PRICE    (APPROXIMATELY)     PRICE
------------------------------------------------------------
Less than $50,000. .     5.75%            6.10%        5.00%
------------------------------------------------------------
50,000 to $99,999 .      4.75             4.99         4.00
------------------------------------------------------------
100,000 to $249,999      3.50             3.63         3.00
------------------------------------------------------------
250,000 to $499,999      2.50             2.56         2.00
------------------------------------------------------------
500,000 to $999,999      2.00             2.04         1.75
------------------------------------------------------------
1 million or more .      None             None         None*

*    Dealer  may  be  eligible  for  a  finder's  fee  as  disclosed  below.

YOU MAY QUALIFY FOR A REDUCED CLASS A SALES CHARGE IF YOU OWN OR ARE PURCHASING SHARES OF THE FUNDS. YOU MAY ALSO QUALIFY FOR A WAIVER OF THE CLASS A SALES CHARGES. TO RECEIVE THE REDUCED OR WAIVED SALES CHARGE, YOU MUST INFORM
CUSTOMER SERVICE OR YOUR BROKER OR OTHER INTERMEDIARY AT THE TIME OF YOUR PURCHASE THAT YOU QUALIFY FOR SUCH A REDUCTION OR WAIVER. IF YOU DO NOT INFORM CUSTOMER SERVICE OR YOUR INTERMEDIARY THAT YOU ARE ELIGIBLE FOR A REDUCED OR WAIVED SALES CHARGE, YOU MAY NOT RECEIVE THE DISCOUNT OR WAIVER THAT YOU ARE ENTITLED TO. YOU MAY HAVE TO PRODUCE EVIDENCE THAT YOU QUALIFY FOR A REDUCED SALES CHARGE OR WAIVER BEFORE YOU WILL RECEIVE IT.

See "Reduction of Class A sales charges" and "Waiver of Class A sales charges" below and "Reduction of Class A sales charges" and "Net Asset Value Purchase Privilege (Class A shares only)" in the SAI for more information.

CLASS  A  PURCHASES  NOT  SUBJECT  TO  A  SALES  CHARGE

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more funds (the "Gartmore Funds") offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds and Gartmore Focus
Fund) at one time, or you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 1.00% if you redeem any Class A share sold without a sales charge and for which a finder's fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

REDUCTION  OF  CLASS  A  SALES  CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- An increase in the amount of your investment. The sales charges tables show how the sales charge decreases as the amount of your investment increases.
- Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance companies to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
- Letter of Intent Discount. If you state in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market Fund), your sales charge will be based on the total amount you intend to invest as disclosed in the sales charges tables. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. However, if you do not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit you received will be liquidated to pay the additional sales charge owed. Call 1-800-848-0920 for more information.

WAIVER  OF  CLASS  A  SALES  CHARGES

The  Class  A  sales  charges  will  be  waived  for  the  following purchasers:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
- Any person who pays for the shares with the proceeds of one of the following sales:
     -    Sales  of  non-Gartmore  Fund  shares
     - Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead To qualify, (1) you must have paid an initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver).
-    Retirement  plans.
- Trustees and retired Trustees of the Trust, Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. (including their predecessors).
- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies.
-    Any  investment  advisory  clients  of  GMF,  GSACT  and  their  affiliates
- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Delaware Farm Bureau, Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, West Virginia Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.). Additional investors eligible for sales charge waivers may be found in the SAI.

CONVERSION  OF  CLASS  B  SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

HOW  TO  PLACE  YOUR  PURCHASE  ORDER

YOUR ORDER MUST BE RECEIVED BY THE FUND'S AGENT IN COLUMBUS, OHIO OR AN AUTHORIZED INTERMEDIARY PRIOR TO THE CALCULATION OF THE FUND'S NAV TO RECEIVE THAT DAY'S NAV.

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. Retirement plan participants should contact their retirement plan administrator regarding buying Fund shares. Retirement plans or their administrators wishing to purchase shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY  MAIL.  Complete  and  mail  the  application  with  a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks, travelers checks or money orders.

BY BANK WIRE. You can request that your bank transmit funds (federal funds) by wire to the Funds' custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 and the wire must be received by the custodian bank prior to the calculation of the Fund's NAV (generally as of 4 p.m. Eastern Time) or your order will be placed on the next business day. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of the Gartmore Funds, as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such an intermediary, your order will be priced at the NAV next determined after your intermediary or its agent accepts the order. Contact your intermediary to determine whether it has an established relationship with the Distributor.

SELLING  SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a medallion signature guarantee.

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below.

The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its agent's offices in Columbus, Ohio or after an authorized intermediary of a Fund receives your order. The value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you in a redemption-in-kind.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

23
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

For more information about a Fund's ability to make such a redemption-in-kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

MEDALLION  SIGNATURE  GUARANTEE-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES

A  medallion  signature guarantee is required under the following circumstances:

-    if  your  account  address has changed within the last 10 business days, or
- if the redemption check is made payable to anyone other than the registered shareholder, or
- if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
- if the proceeds are mailed to any address other than the address of record, or
- if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a medallion signature guarantee in other circumstances, without notice.

CONTINGENT  DEFERRED  SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

The CDSC for a particular class of shares (as described below) is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

CLASS  B  SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

                1      2       3       4       5       6     7 YEARS
SALE WITHIN   YEAR   YEARS   YEARS   YEARS   YEARS   YEARS   OR MORE
---------------------------------------------------------------------
Sales charge     5%      4%      3%      3%      2%      1%        0%

CLASS  A  SHARES

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

CLASS  C  SHARES

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

WAIVERS  OF  CDSCS

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class B or Class C shares you paid. We will also waive the CDSC on Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from traditional IRA accounts after age 701/2 years and for other required distributions from retirement accounts. For more information, see the SAI.
The CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

24
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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

HOW  TO  PLACE  YOUR  SALE  ORDER

CAPITAL  GAINS  TAXES
If you sell Fund shares, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -Selling and Exchanging Fund Shares" on page 30.

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A medallion signature guarantee may be required under certain circumstances. Please refer to the section entitled "Medallion Signature Guarantee-Class A, Class B and Class C shares". Retirement plan participants should contact their retirement plan administrators regarding selling Fund shares. Retirement plans or their administrators wishing to sell shares of a Fund should contact Customer Service at 1-800-848-0920 for more information. Eligible entities wishing to sell Institutional Service Class or Class R shares should contact Customer Service at 1-800-848-0920 for information regarding such sales.

BY  TELEPHONE.  Calling  1-800-848-0920  connects  you  to  our  automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this telephone privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. A Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on the website, www.gartmorefunds.com. Your sale of shares will be processed on the business day the Fund receives your signed letter or fax if it is received prior to the calculation of the Fund's NAV (generally as of 4:00 p.m.). If your fax is received after the calculation of the Fund's NAV, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of the Gartmore Funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to redeem Fund shares on this web-site at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized intermediary as described in this Prospectus.

THROUGH AN AUTHORIZED INTERMEDIARY. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such an intermediary, your redemption order will be priced at the NAV next determined after your order has been accepted by your intermediary or its agent. Your broker or financial intermediary may charge a fee for this service.

ACCOUNTS  WITH  LOW  BALANCES-CLASS  A,  CLASS  B  AND  CLASS  C  SHARES
If the value of your Class A, Class B or Class C shares of a Fund falls below $2000 ($1000 for IRA accounts), we will generally charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts; however, under some circumstances, we will waive the quarterly fee. We will sell shares from your account quarterly to cover the fee.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund pays amounts not exceeding an annual amount of:

FUND/CLASS      AS A % OF DAILY NET ASSETS
---------------------------------------------------
Class A shares  0.25% (distribution or service fee)
---------------------------------------------------
Class B shares  1.00% (0.25% service fee)
---------------------------------------------------
Class C shares  1.00% (0.25% service fee)
---------------------------------------------------
Class R shares  0.50% (0.25%
                of which may be either a
                distribution or service fee)

Institutional  Service  Class  shares  pay  no  Rule  12b-1  fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING  SHARES

CAPITAL  GAINS  TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes-Selling and Exchanging Fund Shares" on page 30.

You can exchange the shares you own for shares of another fund within Gartmore Funds (except any other Gartmore Fund not currently accepting purchase orders) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class D shares of another Fund.

Generally, there is no sales charge for exchanges of Class B, Class C, Class R, Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another fund within the Gartmore Funds (including a Fund) and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund (see the prospectus for the original Gartmore Fund purchased for more information).

If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund. Exchanges into the Prime Shares of the Gartmore Money Market Fund are only permitted from Class A, Class B, Class C, and Institutional Service Class shares of the Funds. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the CDSC that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

HOW  TO  PLACE  YOUR  EXCHANGE  ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares-How to place your purchase order" on page 23 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax as long as the Fund receives the request prior to the calculation of the Fund's NAV (generally 4 p.m. Eastern Time). If the Fund receives the request after that time, it will be processed the next business day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic telephone privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

EXCESSIVE  TRADING

Short-term or excessive trading in Gartmore Fund shares, often described as "market timing," is discouraged. The Gartmore Funds seek to detect and deter such excessive trading. Excessive trading (either executed as frequent exchanges into other Gartmore Funds or as a sale and repurchase of the same or different Gartmore Funds within a short period of time) may disrupt portfolio management strategies, increase brokerage and other transaction costs, and negatively affect Fund performance. A Fund may be more or less affected by excessive trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number, and frequency of trades in Fund shares. Each Fund has broad authority to take discretionary action against market timers and against particular trades.

In  general:

- Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of the Fund's NAV may be rejected, and
- Redemption or exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

EACH GARTMORE FUND MAY ALSO RESTRICT PURCHASES OR EXCHANGES THAT THE GARTMORE FUNDS OR ITS AGENTS BELIEVE, IN THEIR SOLE DISCRETION, CONSTITUTE EXCESSIVE TRADING.

TRANSACTIONS WHICH VIOLATE FUND EXCESSIVE TRADING POLICIES OR EXCHANGE LIMIT GUIDELINES MAY BE REJECTED BY THE FUND AT ANY TIME IN ITS SOLE DISCRETION.

Notwithstanding these efforts, a Fund may not be able to identify or detect or deter excessive trading transactions that may be conducted through financial intermediaries or made difficult to detect by the use of omnibus accounts by financial intermediaries which transmit aggregate purchase, exchange and redemption orders to a Fund on behalf of their customers who are the actual beneficial owners. In short, Gartmore Funds may not be able to prevent harm arising from some market timing.

REDEMPTION  FEES

Each of the Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions and other costs associated with short-term trading of Fund shares. For the purpose of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

EXCHANGE  FEES

The following Gartmore Funds (including the Funds) may assess the fee listed below on the total value of shares that are exchanged out of one of these funds into another Gartmore Fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

FUND                                 EXCHANGE  FEE
-------------------------------- -----------------
Gartmore  Emerging  Markets Fund             2.00%
Gartmore  Focus  Fund                        2.00%
Gartmore  Global  Financial  Services  Fund  2.00%
Gartmore  Global  Health  Sciences  Fund     2.00%
Gartmore  Global  Technology  and
Communications  Fund                         2.00%
Gartmore  Global  Utilities  Fund            2.00%
Gartmore  International  Growth  Fund        2.00%
Gartmore  Long-Short  Equity  Plus  Fund     2.00%
Gartmore  Nationwide  Leaders  Fund          2.00%
Gartmore  U.S.  Growth  Leaders  Fund        2.00%
Gartmore  Worldwide  Leaders  Fund           2.00%
Gartmore  Micro  Cap  Equity  Fund           1.50%
Gartmore  Mid  Cap  Growth  Fund             1.50%
Gartmore  Millennium  Growth  Fund           1.50%
Gartmore  Small  Cap  Fund                   1.50%
Gartmore  Value  Opportunities  Fund         1.50%

The exchange fee is paid directly to the applicable fund whose shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first.

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BUYING,  SELLING  AND  EXCHANGING  FUND  SHARES

EXCEPTIONS TO THE REDEMPTION/EXCHANGE FEE. Only certain intermediaries have agreed to collect the Fund's redemption or exchange fee from their customer's accounts. In addition, the redemption or exchange fee does not apply to certain types of accounts held through intermediaries, including:

-    Certain  broker  wrap  fee  and  other  fee-based  programs
- Certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption or exchange fee on its underlying customers' accounts; and
- Certain intermediaries that do not or can not report to the Fund sufficient information to impose a redemption or exchange fee on their customers' accounts.

To the extent that a redemption fee or exchange fee cannot be collected on particular transactions and excessive trading occurs, then the remaining Fund shareholders bear the expense of such frequent trading.

In  addition,  the  redemption  or  exchange  fee  does  not  apply  to:

-    Shares  sold  or  exchanged  under  regularly  scheduled  withdrawal  plans
-    Shares  purchased  through  reinvested  dividends  or  capital  gains
- Shares sold following the death or disability of a shareholder; with respect to the disability of a shareholder, the shareholder's determination of disability and subsequent sale must have occurred within the 90 day (or 30 day) period the fee is active. In addition, if shares are exchanged into the Gartmore Money Market Fund following the death or disability of a shareholder, the exchange fee will not apply.
- Shares sold in connection with mandatory withdrawals from traditional IRAs after age 701/2 years and other required distributions from retirement accounts
- Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction

With respect to shares sold or exchanged following the death or disability of a shareholder, in connection with a required distribution from a retirement account, or within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the redemption or exchange fee should not apply. You may have to produce evidence that you qualify for the exception before you will receive it.

ADDITIONAL  SHAREHOLDER  SERVICES

Shareholders  are  entitled  to  a  wide  variety  of  services  by  contacting:

GARTMORE  FUNDS                                                   1-800-848-0920

Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on shareholder services, call Customer Service or contact your sales representative.

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DISTRIBUTIONS  AND  TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS  OF  INCOME  DIVIDENDS

Each quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates, provided that certain holding period requirements are met. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS  OF  CAPITAL  GAINS

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING  A  DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING  DISTRIBUTIONS

CHANGING  YOUR  DISTRIBUTION  OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5.

BACKUP  WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, these entities are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

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DISTRIBUTIONS  AND  TAXES

SELLING  AND  EXCHANGING  FUND  SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER  TAX  INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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FINANCIAL  HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which is available upon request. All other information has been audited by other auditors.

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FINANCIAL  HIGHLIGHTS

GARTMORE  NATIONWIDE  LEADERS  FUND

                                                               INVESTMENT ACTIVITIES
                                     --------------------------------------------------------
                                                                        NET
                                                                   REALIZED AND
                                          NET                       UNREALIZED       TOTAL
                                     ASSET VALUE,        NET           GAINS         FROM
                                       BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                       OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                     --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) .  $       10.00          0.02          (0.55)       (0.53)
Year Ended October 31, 2003 . . . .  $        9.46             -           1.98         1.98

CLASS B SHARES
Period Ended October 31, 2002 (d) .  $       10.00         (0.05)         (0.55)       (0.60)
Year Ended October 31, 2003 . . . .  $        9.40         (0.09)          1.97         1.88

CLASS C SHARES
Period Ended October 31, 2002 (d) .  $       10.00         (0.05)         (0.55)       (0.60)
Year Ended October 31, 2003 . . . .  $        9.40         (0.08)          1.96         1.88

CLASS R SHARES
Period Ended October 31, 2003 (e) .  $       10.98         (0.01)          0.31         0.30

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) .  $       10.00          0.03          (0.55)       (0.52)
Year Ended October 31, 2003 . . . .  $        9.47             -           1.99         1.99

                                           DISTRIBUTIONS
                                     -------------------------------------------------------
                                                                       NET
                                         NET                      ASSET VALUE,
                                     INVESTMENT       TOTAL          END OF         TOTAL
                                       INCOME     DISTRIBUTIONS      PERIOD      RETURN (A)
                                     -------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) .       (0.01)          (0.01)  $        9.46  (5.34%) (f)
Year Ended October 31, 2003 . . . .       (0.04)          (0.04)  $       11.40       20.97%

CLASS B SHARES
Period Ended October 31, 2002 (d) .           -               -   $        9.40  (6.00%) (f)
Year Ended October 31, 2003 . . . .       (0.01)          (0.01)  $       11.27       20.08%

CLASS C SHARES
Period Ended October 31, 2002 (d) .           -               -   $        9.40  (6.00%) (f)
Year Ended October 31, 2003 . . . .       (0.01)          (0.01)  $       11.27       20.08%

CLASS R SHARES
Period Ended October 31, 2003 (e) .           -               -   $       11.28    2.73% (f)

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) .       (0.01)          (0.01)  $        9.47  (5.23%) (f)
Year Ended October 31, 2003 . . . .       (0.04)          (0.04)  $       11.42       21.10%

                                                                RATIOS / SUPPLEMENTAL DATA
                                     ------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                        (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                     ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2002 (d) .  $        891    1.45% (g)      0.23% (g)        4.93% (g)        (3.25%) (g)        60.54%
Year Ended October 31, 2003 . . . .  $      1,351        1.45%        (0.04%)            3.23%            (1.82%)       196.86%

CLASS B SHARES
Period Ended October 31, 2002 (d) .  $        317    2.20% (g)    (0.58%) (g)        5.78% (g)        (4.16%) (g)        60.54%
Year Ended October 31, 2003 . . . .  $        350        2.20%        (0.74%)            4.11%            (2.65%)       196.86%

CLASS C SHARES
Period Ended October 31, 2002 (d) .  $        243    2.21% (g)    (0.60%) (g)        5.80% (g)        (4.19%) (g)        60.54%
Year Ended October 31, 2003 . . . .  $        358        2.20%        (0.82%)            3.95%            (2.57%)       196.86%

CLASS R SHARES
Period Ended October 31, 2003 (e) .  $          1    1.80% (g)    (1.11%) (g)        1.90% (g)        (1.21%) (g)       196.86%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2002 (d) .  $        778    1.32% (g)      0.39% (g)        4.74% (g)        (3.03%) (g)        60.54%
Year Ended October 31, 2003 . . . .  $      1,395        1.38%          0.01%            3.06%            (1.67%)       196.86%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $ 10.11 per share for all classes which resulted in returns of (6.37%), (7.02%), (7.02%) and (6.26%) for Class A shares, Class B shares, Class C shares and Institutional Service Class shares, respectively.
(e) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(f)  Not  annualized.
(g)  Annualized.

32
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FINANCIAL  HIGHLIGHTS

GARTMORE  U.S.  GROWTH  LEADERS  FUND

                                     --------------------------------------------------------
                                                               INVESTMENT ACTIVITIES
                                                                        NET
                                                                   REALIZED AND
                                          NET                       UNREALIZED       TOTAL
                                     ASSET VALUE,        NET           GAINS         FROM
                                       BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT
                                       OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES
                                     --------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $       10.00         (0.01)          1.65         1.64
Year Ended October 31, 2001 . . . .  $       11.64         (0.08)         (5.13)       (5.21)
Year Ended October 31, 2002 . . . .  $        6.02         (0.07)         (0.46)       (0.53)
Year Ended October 31, 2003 . . . .  $        5.49         (0.03)          2.76         2.73

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $       10.00         (0.03)          1.65         1.62
Year Ended October 31, 2001 . . . .  $       11.62         (0.11)         (5.14)       (5.25)
Year Ended October 31, 2002 . . . .  $        5.96         (0.12)         (0.44)       (0.56)
Year Ended October 31, 2003 (f) . .  $        5.40         (0.11)          2.74         2.63

CLASS C SHARES
Period Ended October 31, 2001 (e) .  $        6.45         (0.04)         (0.41)       (0.45)
Year Ended October 31, 2002 (f) . .  $        6.00         (0.12)         (0.44)       (0.56)
Year Ended October 31, 2003 (f) . .  $        5.44         (0.13)          2.77         2.64

CLASS R SHARES
Period Ended October 31, 2003 (g) .  $        7.49         (0.01)          0.56         0.55

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $       10.00             -           1.66         1.66
Year Ended October 31, 2001 . . . .  $       11.66         (0.06)         (5.13)       (5.19)
Year Ended October 31, 2002 (f) . .  $        6.06         (0.06)         (0.46)       (0.52)
Year Ended October 31, 2003 . . . .  $        5.54         (0.03)          2.80         2.77

                                          DISTRIBUTIONS
                                     ----------------------------------------------------------
                                                                     NET
                                        NET                     ASSET VALUE,
                                     REALIZED       TOTAL          END OF         TOTAL
                                       GAINS    DISTRIBUTIONS      PERIOD      RETURN (A)
                                     ----------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .         -               -   $       11.64       16.40%  (h)
Year Ended October 31, 2001 . . . .     (0.41)          (0.41)  $        6.02     (45.81%)
Year Ended October 31, 2002 . . . .         -               -   $        5.49      (8.80%)
Year Ended October 31, 2003 . . . .         -               -   $        8.22       49.73%

CLASS B SHARES
Period Ended October 31, 2000 (d) .         -               -   $       11.62       16.20%  (h)
Year Ended October 31, 2001 . . . .     (0.41)          (0.41)  $        5.96     (46.25%)
Year Ended October 31, 2002 . . . .         -               -   $        5.40      (9.40%)
Year Ended October 31, 2003 (f) . .         -               -   $        8.03       48.70%

CLASS C SHARES
Period Ended October 31, 2001 (e) .         -               -   $        6.00  (6.98%) (h)
Year Ended October 31, 2002 (f) . .         -               -   $        5.44      (9.33%)
Year Ended October 31, 2003 (f) . .         -               -   $        8.08       48.53%

CLASS R SHARES
Period Ended October 31, 2003 (g) .         -               -   $        8.04        7.34%  (h)

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .         -               -   $       11.66       16.60%  (h)
Year Ended October 31, 2001 . . . .     (0.41)          (0.41)  $        6.06     (45.55%)
Year Ended October 31, 2002 (f) . .         -               -   $        5.54      (8.58%)
Year Ended October 31, 2003 . . . .         -               -   $        8.31       50.00%

                                                                RATIOS / SUPPLEMENTAL DATA
                                     ------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                        (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                     ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $      1,411    1.20% (i)    (0.30%) (i)        8.29% (i)        (7.39%) (i)       124.62%
Year Ended October 31, 2001 . . . .  $      1,195        1.60%        (1.04%)            7.91%            (7.35%)       944.67%
Year Ended October 31, 2002 . . . .  $      1,356        1.57%        (1.20%)            3.04%            (2.67%)       773.95%
Year Ended October 31, 2003 . . . .  $      8,714        1.59%        (1.02%)            2.10%            (1.54%)       637.45%

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $        804    1.70% (i)    (0.83%) (i)        9.20% (i)        (8.33%) (i)       124.62%
Year Ended October 31, 2001 . . . .  $        772        2.20%        (1.66%)            8.84%            (8.30%)       944.67%
Year Ended October 31, 2002 . . . .  $        719        2.26%        (1.89%)            3.88%            (3.51%)       773.95%
Year Ended October 31, 2003 (f) . .  $      2,023        2.30%        (1.72%)            2.96%            (2.38%)       637.45%

CLASS C SHARES
Period Ended October 31, 2001 (e) .  $          9    2.20% (i)    (1.77%) (i)        9.87% (i)        (9.44%) (i)       944.67%
Year Ended October 31, 2002 (f) . .  $         16        2.27%        (1.89%)            3.69%            (3.31%)       773.95%
Year Ended October 31, 2003 (f) . .  $      1,606        2.30%        (1.76%)            2.60%            (2.07%)       637.45%

CLASS R SHARES
Period Ended October 31, 2003 (g) .  $          1    1.90% (i)    (1.64%) (i)        2.00% (i)        (1.74%) (i)       637.45%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $        777    0.75% (i)      0.12% (i)        8.14% (i)        (7.27%) (i)       124.62%
Year Ended October 31, 2001 . . . .  $        449        1.30%        (0.75%)            7.39%            (6.84%)       944.67%
Year Ended October 31, 2002 (f) . .  $        853        1.32%        (0.95%)            2.52%            (2.15%)       773.95%
Year Ended October 31, 2003 . . . .  $      6,563        1.50%        (0.94%)            2.00%            (1.44%)       637.45%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from June 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f) Net investment income (loss) is based on average shares outstanding during the period.
(g) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.
(h)  Not  annualized.
(i)  Annualized.

33
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  WORLDWIDE  LEADERS  FUND

                                                               INVESTMENT ACTIVITIES
                                     -------------------------------------------------------------------------------------
                                                                        NET
                                                                   REALIZED AND
                                          NET                       UNREALIZED       TOTAL     NET ASSET
                                     ASSET VALUE,        NET           GAINS         FROM        VALUE,
                                       BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF      TOTAL
                                       OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD    RETURN (A)
                                     -------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $       10.00             -          (0.88)       (0.88)  $     9.12     (8.80%)  (g)
Year Ended October 31, 2001 . . . .  $        9.12         (0.01)         (2.85)       (2.86)  $     6.26    (31.36%)
Year Ended October 31, 2002 . . . .  $        6.26             -          (0.76)       (0.76)  $     5.50    (12.14%)
Year Ended October 31, 2003 . . . .  $        5.50         (0.02)          1.53         1.51   $     7.01      27.45%

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $       10.00             -          (0.89)       (0.89)  $     9.11     (8.90%)  (g)
Year Ended October 31, 2001 . . . .  $        9.11         (0.06)         (2.85)       (2.91)  $     6.20    (31.94%)
Year Ended October 31, 2002 . . . .  $        6.20         (0.04)         (0.75)       (0.79)  $     5.41    (12.74%)
Year Ended October 31, 2003 (e) . .  $        5.41         (0.04)          1.48         1.44   $     6.85      26.62%

CLASS C SHARES
Period Ended October 31, 2001 (f) .  $        7.77         (0.02)         (1.52)       (1.54)  $     6.23    (19.82%)  (g)
Year Ended October 31, 2002 . . . .  $        6.23         (0.04)         (0.75)       (0.79)  $     5.44    (12.68%)
Year Ended October 31, 2003 . . . .  $        5.44         (0.06)          1.51         1.45   $     6.89      26.65%

CLASS R SHARES
Period Ended October 31, 2003 (j) .  $        6.55         (0.01)          0.32         0.31   $     6.86       4.73%  (g)

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $       10.00          0.01          (0.89)       (0.88)  $     9.12     (8.80%)  (g)
Year Ended October 31, 2001 . . . .  $        9.12          0.01          (2.84)       (2.83)  $     6.29    (31.03%)
Year Ended October 31, 2002 . . . .  $        6.29          0.01          (0.76)       (0.75)  $     5.54    (11.92%)
Year Ended October 31, 2003 . . . .  $        5.54             -           1.54         1.54   $     7.08      27.80%

                                     ------------------------------------------------------------------------------------------
                                                                RATIOS / SUPPLEMENTAL DATA
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                        (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
                                     ------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d) .  $      1,542    1.68% (h)      0.05% (h)        6.74% (h)        (5.01%) (h)        21.59%
Year Ended October 31, 2001 . . . .  $      1,096        1.75%        (0.19%)            5.71%            (4.15%)        34.57%
Year Ended October 31, 2002 . . . .  $      1,046        1.69%        (0.03%)            2.60%            (0.94%)       467.35%
Year Ended October 31, 2003 . . . .  $     34,889        1.67%        (0.47%)              (i)                (i)       689.06%

CLASS B SHARES
Period Ended October 31, 2000 (d) .  $      1,519    2.26% (h)    (0.53%) (h)        7.47% (h)        (5.74%) (h)        21.59%
Year Ended October 31, 2001 . . . .  $      1,051        2.35%        (0.78%)            6.47%            (4.90%)        34.57%
Year Ended October 31, 2002 . . . .  $        936        2.39%        (0.72%)            3.36%            (1.69%)       467.35%
Year Ended October 31, 2003 (e) . .  $         96        2.39%        (0.72%)              (i)                (i)       689.06%

CLASS C SHARES
Period Ended October 31, 2001 (f) .  $         20    2.35% (h)    (1.04%) (h)        7.40% (h)        (6.09%) (h)        34.57%
Year Ended October 31, 2002 . . . .  $         19        2.39%        (0.71%)            3.41%            (1.73%)       467.35%
Year Ended October 31, 2003 . . . .  $         19        2.38%        (0.84%)              (i)                (i)       689.06%

CLASS R SHARES
Period Ended October 31, 2003 (j) .  $          1    1.87% (h)    (1.05%) (h)        1.97% (h)        (1.15%) (h)       689.06%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2000 (d) .  $      1,521    1.36% (h)      0.37% (h)        6.45% (h)        (4.72%) (h)        21.59%
Year Ended October 31, 2001 . . . .  $      1,048        1.42%          0.13%            5.44%            (3.89%)        34.57%
Year Ended October 31, 2002 . . . .  $      1,133        1.42%          0.25%            2.34%            (0.67%)       467.35%
Year Ended October 31, 2003 . . . .  $      1,400        1.46%          0.12%              (i)                (i)       689.06%

--------------------------------------------------------------------------------
(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g)  Not  annualized.
(h)  Annualized.
(i)  There  were  no  fee  reductions  during  in  this  period.
(j) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

34
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INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents - which may be obtained free of charge - contain additional information about the Funds:

- Statement of Additional Information (incorporated by reference into this Prospectus)
- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
-    Semi-Annual  Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR  ADDITIONAL  INFORMATION  CONTACT:

BY  REGULAR  MAIL:
Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
(614)  428-3278  (fax)

BY  OVERNIGHT  MAIL:
Gartmore  Funds
3435  Stelzer  Road
Columbus,  Ohio  43219

FOR  24-HOUR  ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public Reference Section
Washington, D.C. 20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-08495
GG-0005  3/04

GARTMORE  FUNDS
P.O.  Box  182205
Columbus,  Ohio  43218-2205

GG-0011 3/04

--------------------------------------------------------------------------------